Borrowings - Adviser Revolver Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Jun. 21, 2024	Dec. 18, 2023
Debt Instrument [Line Items]
Debt	$ 572,270	$ 1,588,492
Short-term debt, average outstanding amount	$ 535,035	$ 926,243
Annualized average stated interest rate	7.90%	8.10%
Adviser Revolver
Debt Instrument [Line Items]
Annualized average stated interest rate	4.50%	5.00%
Revolving Credit Facility | Adviser Revolver
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 300,000	$ 300,000	$ 50,000
Revolving Credit Facility | Adviser Revolver | Line of Credit
Debt Instrument [Line Items]
Interest rate		4.50%
Debt	$ 0	$ 0